ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.5%
	COMMUNICATIONS — 14.9%
75,000	Liberty Global PLC - Class C*[1,2]	$1,822,500
61,000	Liberty Latin America Ltd. - Class C*[2]	668,560
112,000	Lumen Technologies, Inc.[1]	1,376,480
106,000	Vodafone Group PLC - ADR[1]	1,821,080
		5,688,620
	CONSUMER DISCRETIONARY — 19.2%
59,000	Cie Plastic Omnium S.A.	2,106,360
42,500	General Motors Co.[1]	2,181,525
67,000	Howden Joinery Group PLC*	651,938
24,000	Lennar Corp.	1,587,840
9,750	Magna International, Inc.[2]	820,950
		7,348,613
	CONSUMER STAPLES — 6.4%
260,000	Greencore Group PLC*	551,404
180,000	Naked Wines PLC*	1,885,762
		2,437,166
	ENERGY — 7.2%
13,454	Chevron Corp.	1,345,400
246,676	Comstock Resources, Inc.*	1,408,520
		2,753,920
	FINANCIALS — 33.6%
4,000	Affiliated Managers Group, Inc.	559,880
217,000	Barclays PLC - ADR[1]	1,916,110
100,753	Burford Capital Ltd.*	860,429
26,980	Citigroup, Inc.[1]	1,777,442
5,200	Fairfax Financial Holdings Ltd.[1,2]	2,119,636
60,000	Jefferies Financial Group, Inc.[1]	1,742,400
37,795	Kingstone Cos., Inc.	266,833
40,000	Power Corp. of Canada	964,325
300,000	Protector Forsikring A.S.A.*	2,625,863
		12,832,918
	INDUSTRIALS — 3.4%
10,000	Ashtead Group PLC	543,295
42,000	ISS A/S*	753,531
		1,296,826
	MATERIALS — 5.1%
510,000	Eurocell PLC*	1,513,374
48,000	Resolute Forest Products, Inc.*[1]	447,360
		1,960,734

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 2.7%
13,592	Five Point Holdings LLC - Class A*	$89,164
10,000	Howard Hughes Corp.*	948,700
		1,037,864
	TOTAL COMMON STOCKS
	(Cost $30,479,256)	35,356,661
	PREFERRED STOCKS — 1.1%
	ENERGY — 1.1%
3,357	Elk Petroleum, Inc. Series A*[3,4,5]	136,560
3,073	Elk Petroleum, Inc. Series B*[3,4,5]	292,629
		429,189
	TOTAL PREFERRED STOCKS
	(Cost $3,357,427)	429,189
	SHORT-TERM INVESTMENTS — 6.3%
2,421,486	Federated Hermes Treasury Obligations Fund, 0.01%[6]	2,421,486
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,421,486)	2,421,486
	TOTAL INVESTMENTS — 99.9%
	(Cost $36,258,169)	38,207,336
	Other Assets in Excess of Liabilities — 0.1%	33,016
	TOTAL NET ASSETS — 100.0%	$38,240,352
	SECURITIES SOLD SHORT — (1.4)%
	EXCHANGE-TRADED FUNDS — (1.4)%
(2,500)	iShares Russell 2000 ETF	(545,775)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $382,871)	(545,775)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $382,871)	$(545,775)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LLC – Limited Liability Company
PLC – Public Limited Company

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $10,412,764, which represents 27.23% of total net assets of the Fund.
[2]Foreign security denominated in U.S. Dollars.
[3]Level 3 securities fair valued under procedures established by the Board of Trustees, represent 1.1% of Net Assets. The aggregate value of these securities is $429,189.
[4]Security in a privately owned company.
[5]Security in default.
[6]The rate is the annualized seven-day yield at period end.